Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,471,726.64
Previously Paid Amount	0.00
Total Fee Amount	2,303.04
Total Offset Amount	0.00
Net Fee	$ 2,303.04
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A